Share Capital and Capital reserve - Schedule (Details) - EUR (€) € in Millions	Mar. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,623.4	€ 1,650.2
Listing and share transaction costs	(27.1)	(27.1)
Total net share capital and capital reserve	1,596.3	1,623.1
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	1,612.8	1,639.6
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 10.6	€ 10.6
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	172,536,436	173,559,173
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	1,500,000	1,500,000